INCOME TAXES (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Income Tax [Line Items]
Current income tax expense	$ (350,143)	$ (254,186)	$ (80,501)
Tax benefit arising from tax credit used to reduce current tax expense	126,545	176,226	175,832
Prior period current income tax adjustments	4,716	(2,036)	653
Other current benefit tax (expenses)	64,024	(302)	(3,661)
Current Tax Expense, Net	(154,858)	(80,298)	92,323
Deferred tax expense relating to origination and reversal of temporary differences	(71,331)	(222,701)	(136,776)
Tax benefit arising from tax credits used to reduce deferred tax expense	84,068	(99,915)	2,605
Total deferred Tax benefit (expense), Net	12,737	(322,616)	(134,171)
Total income tax benefit (expense)	$ (142,121)	$ (402,914)	$ (41,848)